Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry-forward	$ 30,577,279	$ 29,352,277	$ 28,450,558
Accrued expenses	109,816	515,210	255,809
Advertising fees	16,179,063	16,187,234	16,846,785
Deferred subsidies and revenue	289,712	289,263	62,009
Provision for doubtful accounts	566,200	478,170	347,903
Depreciation difference of property, plant and equipment	494,698	504,667	514,635
Impairment loss	153,546	153,436	155,953
Total deferred tax assets	48,370,314	47,480,257	46,633,652
Valuation allowance on deferred tax assets	$ (48,370,314)	$ (47,480,257)	$ (46,633,652)	$ (40,330,804)